Operating profit/(loss)	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024
Operating Profitloss
Operating profit/(loss)

6. Operating profit/(loss)

The Company and its subsidiaries (the “Group”) generated from continuing operations revenue of $0.1 million, gross profit of nil, operating loss of $2.6 million, and net loss of $6.2 million in the six months ending December 31, 2024. This compares to the same period in the prior year when the Group generated revenue of nil, gross loss of $0.02 million, operating loss of $4.3 million, and net loss of $7.5 million in the six months ending December 31, 2023.

7. Operating profit/(loss)

Operating profit/(loss) from continuing operations is stated after charging/(crediting):

	Year Ended June 30
(US dollars in thousands)	2024	2023	2022
Amortization of intangible assets	384	831	850
Depreciation of property, plant and equipment	746	750	770
Auditors’ remuneration - audit fees	267	193	177
Auditors’ remuneration - tax services	-	8	12
Directors’ emoluments	742	719	693
(Gain)/loss on disposal of assets	(89)	(30)	13